Capital and Capital Reserves	12 Months Ended
Dec. 31, 2018
Capital and Capital Reserves [Abstract]
Capital and Capital Reserves

Note 25 - Capital and Capital Reserves

A.	Equity

	Authorized	Registered and paid up
	December 31	December 31
	2017 and 2018	2017 and 2018
Number of shares

Ordinary shares of NIS 0.1 par value each	50,000,000	29,889,045

On January 20, 2019, after the balance sheet date, the Company conducted a private placement of 7,385,600 of its ordinary shares, NIS 0.1 par value, to certain institutional, “qualified” and private investors in Israel. The Company received gross proceeds from the offering of approximately NIS 118, based on a price of NIS 16 per share.

B.	Dividend distributions

On May 25, 2016, the Company’s Board of Directors declared a dividend of NIS 11.88 per share and NIS 355 in the aggregate. The payment date was June 29, 2016.